COMMITMENTS AND CONTINGENCIES - Taxation (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Additional taxes other than income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 732	₽ 354
Additional income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 2,591	₽ 2,588